A N N U A L   R E P O R T

Tax-Exempt
California
Money Market
Fund

September 30, 2000









Principal Underwriter
Kemper Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606


This report is not to be distributed unless preceded or accompanied by a Tax-Exempt California Money Market Fund prospectus.

Dear Shareholder:

We appreciate your decision to invest in the Tax-Exempt California Money Market Fund. To provide you with an update of holdings and financial highlights, on the following pages you will find the Fund's annual report for the year ended September 30, 2000.

Briefly, for the past year, the Fund's portfolio registered solid performance and achieved its objective of providing maximum current income that is exempt from Federal and State of California income taxes while maintaining stability of principal.

Economic Review and Outlook

During the past three months expectations of both a growth slowdown and an end to the path of tightening monetary conditions became more entrenched. Economic data, with few exceptions, supported these perceptions of a soft landing and the forward yield curve suggested a possible ease in the first quarter of 2001. Nevertheless, the wild card of inflation remained difficult to dismiss. Core CPI as measured on a year over year basis is in an uptrend, and energy and some agricultural prices have risen. Tax-exempts continued to trade near normal spreads versus taxables forming a very flat yield curve.

We favored lengthening, given attractive market opportunities. The flatness of the yield curve was limiting a concern. Moreover, opportunities for extension were sparse; however, we modestly extended average life utilizing commercial paper. Our high focus in variable rate obligations was retained.

It appears the unfolding economic scenario will be marked by both softer growth and developing inflationary pressures. We believe any slowdown should be modest. Consumers are highly confident, as gauged by firm housing data and strengthening personal consumption expenditures, and remain encouraged by tight labor markets. On the other hand, the Fed is very sensitive to inflation, particularly any incipient wage pressures, because any growth slowdown may damage labor productivity, a critical driver of this successful economic run. Under these conditions, we believe the Fed is on hold for the balance of the year. Accordingly, we will remain cautious but lengthen as opportunities arise. However, average maturity will be maintained shorter than the reported average for peer funds.

Fund Results
As of September 30, 2000

--------------------------------------------------------------------------------
      7-Day
     Current                                    Equivalent
      Yield                                    Taxable Yield
--------------------------------------------------------------------------------
      3.26%                                        5.71%
--------------------------------------------------------------------------------

Thank you again for your investment in the Tax-Exempt California Money Market Fund. We look forward to serving your investment needs for years to come.

/s/Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

October 1, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

The Fund's net yield is the annualized sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. It is based on the Fund's yield and a combined Federal and State of California marginal income tax rate of 42.9%. Income may be subject to local taxes, and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at September 30, 2000

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities -- 62.1%*
------------------------------------------------------------------------------------------------------------------------
State of California
------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority
   Children's Hospital, 4.40%                                                          $    3,800,000 $    3,800,000
------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority,
   Scripps Memorial Hospital, 4.25%                                                        20,700,000     20,700,000
------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Pollution Control Revenue
   Pacific Gas & Electric Project, 4.65%-4.70%                                              2,300,000      2,300,000
------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Pollution Control Revenue, Occidental
   Geothermal, Inc. Project, 4.10%                                                          1,400,000      1,400,000
------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Pollution Control Revenue, Southern California
   Edison, 5.05%                                                                           17,850,000     17,850,000
------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Solid Waste Disposal Revenue,
   Browning Ferris Industries, 4.60%                                                        5,000,000      5,000,000
------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Solid Waste Disposal Revenue,
   Western Waste Inc., 4.60%                                                                3,000,000      3,000,000
------------------------------------------------------------------------------------------------------------------------
California, Southern California Public Power
   Authority, Palo Verde Project, 4.25%                                                     6,770,000      6,770,000
------------------------------------------------------------------------------------------------------------------------
California, Stanislaus Solid Waste Facilities,
   Ogden Martin Systems Project, 2.50%                                                      7,980,000      7,980,000
------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development
   Corporation Revenue, Levecke, 3.20%                                                      3,505,000      3,505,000
------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development
   Authority, Multifamily Housing Revenue,
   One Park Place, 4.45%                                                                   16,000,000     16,000,000
------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development
   Authority, Plaza Club Apartments, 4.38%                                                  5,000,000      5,000,000
------------------------------------------------------------------------------------------------------------------------
California Public Capital Improvements
   Pooled Project, 3.95%                                                                    1,500,000      1,500,000
------------------------------------------------------------------------------------------------------------------------
Anaheim Housing Authority, 4.40%                                                            7,000,000      7,000,000


    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------
Berkeley, YMCA of Berkeley, 4.30%                                                      $   10,425,000 $   10,425,000
------------------------------------------------------------------------------------------------------------------------
Hayward Multifamily Housing
   Revenue, 4.50%                                                                           2,000,000      2,000,000
------------------------------------------------------------------------------------------------------------------------
Irvine Assessment District
   Improvement Bonds, 4.75%                                                                 2,659,000      2,659,000
------------------------------------------------------------------------------------------------------------------------
Irvine Ranch Water District, 4.75%                                                          2,900,000      2,900,000
------------------------------------------------------------------------------------------------------------------------
Los Angeles County,
   Community Development Commission,
   Willowbrook Project, 4.25%                                                               4,900,000      4,900,000
------------------------------------------------------------------------------------------------------------------------
Los Angeles Department of Water and Power
   Electric Plant Revenue, 4.20%-4.45%                                                     20,000,000     20,000,000
------------------------------------------------------------------------------------------------------------------------
Los Angeles County, Multifamily Housing
   Revenue, 4.50%                                                                          10,000,000     10,000,000
------------------------------------------------------------------------------------------------------------------------
Los Angeles County,
   Transportation Commission and Sales Tax,
   Revenue, 4.52%                                                                           3,600,000      3,600,000
------------------------------------------------------------------------------------------------------------------------
Metropolitan Water Districts
   Southern California Waterworks, 4.25%-4.40%                                             15,000,000     15,000,000
------------------------------------------------------------------------------------------------------------------------
Oakland California JT Powers Finance Authority,
   Lease Revenue, 4.20%-4.35%                                                              34,200,000     34,200,000
------------------------------------------------------------------------------------------------------------------------
Orange County,
   Sanitation Districts, 4.75%-5.00%                                                       18,035,000     18,035,000
------------------------------------------------------------------------------------------------------------------------
Orange County,
   California Apartment Development, 4.30%                                                 10,000,000     10,000,000
------------------------------------------------------------------------------------------------------------------------
Orange County, Apartment Development Revenue,
   Capistrano Pointe A, 4.30%                                                              13,000,000     13,000,000
------------------------------------------------------------------------------------------------------------------------
Orange County, Apartment Development Revenue,
   Trabuco Highlands, 4.30%                                                                13,300,000     13,300,000
------------------------------------------------------------------------------------------------------------------------
Riverside County,
   Public Facilities Project, 4.80%                                                         7,000,000      7,000,000
------------------------------------------------------------------------------------------------------------------------
Sacramento County, Administrative Center &
   Courthouse Project, 2.50%                                                                6,600,000      6,600,000
------------------------------------------------------------------------------------------------------------------------
Sacramento County, Multifamily Housing
   Revenue, 4.45%                                                                           8,000,000      8,000,000
------------------------------------------------------------------------------------------------------------------------
San Bernardino County, Medical Center
   Financing Project, 4.35%                                                                11,900,000     11,900,000


    The accompanying notes are an integral part of the financial statements.

                                       3

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------
San Bernardino, Multifamily Housing Revenue
   4.38%                                                                               $    7,000,000 $    7,000,000
------------------------------------------------------------------------------------------------------------------------
San Jose, Multifamily Housing Revenue,
   4.37%-4.95%                                                                             18,100,000     18,100,000
------------------------------------------------------------------------------------------------------------------------
Santa Clara County, Hospital Facilities Authority
   Revenue, 4.90%                                                                           3,100,000      3,100,000
------------------------------------------------------------------------------------------------------------------------
Simi Valley, Multifamily Housing Revenue,
   2.55%                                                                                   20,500,000     20,500,000
------------------------------------------------------------------------------------------------------------------------
Vallejo Industrial Development Authority,
   4.60%                                                                                    4,400,000      4,400,000
------------------------------------------------------------------------------------------------------------------------
Triunfo California County,
   Sanitation District Revenue, 2.60%                                                       2,190,000      2,190,000
------------------------------------------------------------------------------------------------------------------------
Puerto Rico, Industrial Tourist
   Mendez University 2.60%                                                                  1,000,000      1,000,000
------------------------------------------------------------------------------------------------------------------------
Puerto Rico, Highway
   and Transportation Authority, 4.50%                                                      4,500,000      4,500,000
------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $356,114,000)                                                 356,114,000
------------------------------------------------------------------------------------------------------------------------

Other Securities -- 37.9%
------------------------------------------------------------------------------------------------------------------------
California Metropolitan Water Authority,
   3.95%-4.00%, 12/14/2000                                                                 17,200,000     17,200,000
------------------------------------------------------------------------------------------------------------------------
Pollution Control Revenue Southern California
   Edison, 3.90%, 10/17/2000                                                                5,600,000      5,600,000
---------------------------------------------------------------------------------------------------------------------
California State General Obligation Bond,
   3.90%-4.05%, 10/10/2000-10/17/2000                                                      50,750,000     50,750,000
------------------------------------------------------------------------------------------------------------------------
California, University of California Regents,
   3.60%-4.05%, 10/2/2000-11/9/2000                                                        25,000,000     25,000,000
------------------------------------------------------------------------------------------------------------------------
California Department of Water
   3.65%, 10/2/2000                                                                         2,250,000      2,250,000
------------------------------------------------------------------------------------------------------------------------
Guam Power Authority, 4.00%, 10/12/2000                                                     3,000,000      3,000,000
------------------------------------------------------------------------------------------------------------------------
Los Angeles County, Capital Asset Lease
   Revenue, 3.60%-4.00%, 10/2/2000-11/9/2000                                               18,400,000     18,400,000
------------------------------------------------------------------------------------------------------------------------
Los Angeles Department of Water and Power
   3.55%, 10/10/2000                                                                        9,000,000      9,000,000


    The accompanying notes are an integral part of the financial statements.

                                       4

                                                                                            Principal
                                                                                             Amount          Value
------------------------------------------------------------------------------------------------------------------------
Puerto Rico County, Government Development
   Bank, 3.85%-4.00%, 11/14/2000-2/20/2001                                             $   10,000,000 $   10,000,000
------------------------------------------------------------------------------------------------------------------------
Sacramento County, Municipal Utility District,
   3.65%-3.95%, 10/10/2000                                                                 14,037,000     14,037,000
------------------------------------------------------------------------------------------------------------------------
San Diego Water Authority, 4.00%, 10/11/2000                                                6,800,000      6,800,000
------------------------------------------------------------------------------------------------------------------------
San Francisco County, Airport,
   3.70%-4.00%, 10/12/2000-11/15/2000                                                      22,980,000     22,980,000
------------------------------------------------------------------------------------------------------------------------
San Francisco County, Bay Area Rapid Transit,
   3.90%-4.00%, 10/11/2000-10/12/2000                                                       8,000,000      8,000,000
------------------------------------------------------------------------------------------------------------------------
San Francisco County, Public Utilities,
   3.95%, 10/11/2000-10/12/2000                                                            13,000,000     13,000,000
------------------------------------------------------------------------------------------------------------------------
Ventura County, Financing Authority Lease,
   3.85%-3.90%, 10/6/2000-11/10/2000                                                       11,600,000     11,600,000
------------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $217,617,000)                                                                217,617,000
------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100% (Cost $573,731,000) (a)                                              $  573,731,000
------------------------------------------------------------------------------------------------------------------------

         Interest rates represent annualized yield to date of maturity, except for the variable rate securities described below.

(a)      Cost for federal income tax purposes was $573,731,000.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the Treasury bill rate. These securities are shown at their current rate as of September 30, 2000, and are payable within five business days.


    The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

As of September 30, 2000
---------------------------------------------------------------------------------------------------------------------

Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value                                                                   $  573,731,000
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                       6,879,574
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                              620,000
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                        1,989,736
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                            7,729,989
                                                                                                       --------------
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             590,950,299
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                            106,920
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                          12,698,821
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                       114,293
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                          602,578
                                                                                                       --------------
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         13,522,612
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $  577,427,687
---------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                                                       577,427,687
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (Net asset value/outstanding shares of       $         1.00
beneficial interest, $.01 par value, unlimited number of shares authorized)
---------------------------------------------------------------------------------------------------------------------

Statement of Operations

Year ended September 30, 2000
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Income:
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                              $   20,984,900
                                                                                                       --------------
---------------------------------------------------------------------------------------------------------------------
Total Income                                                                                              20,984,900
                                                                                                       --------------
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                                                             1,318,196
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                     821,492
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                25,310
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                                                 1,977,382
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                      37,568
---------------------------------------------------------------------------------------------------------------------
Legal                                                                                                          5,856
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                   20,130
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                       23,000
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                             79,636
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         43,107
                                                                                                       --------------
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                                  4,351,677
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                          (10,783)
                                                                                                       --------------
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                   4,340,894
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     16,644,006
---------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on investment transactions
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investments                                                                      2,376
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                                                                     2,376
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                  $   16,646,382
---------------------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
                                                                                          Years Ended September 30,
                                                                                            2000           1999
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $   16,644,006 $    6,007,976
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                             2,376             --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            16,646,382      6,007,976
                                                                                        -----------------------------
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                 (16,646,382)    (6,007,976)
                                                                                        -----------------------------
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               3,864,526,245  2,001,802,434
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              16,544,227      6,030,649
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (3,706,074,298)(1,770,338,570)
                                                                                        -----------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions and total increase
(decrease) in net assets                                                                  174,996,174    237,494,513
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         402,431,513    164,937,000
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  577,427,687 $  402,431,513
---------------------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

Year ended September 30,                                2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    1.00         1.00         1.00         1.00         1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                  .03          .02          .03          .03          .03
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income        (.03)        (.02)        (.03)        (.03)        (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           1.00         1.00         1.00         1.00         1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                         2.76         2.15         2.71         2.91         2.93
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    577          402          165          117          119
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)           .72          .75          .74          .78          .72
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)            .72          .75          .74          .78          .72
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                       2.75         2.14         2.66         2.78         2.88
---------------------------------------------------------------------------------------------------------------------





Tax Information

Of the dividends paid from net investment income for the taxable year ended September 30, 2000, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Notes to Financial Statements

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its tax exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the year ended September 30, 2000, the Fund incurred a management fee of $1,318,196. This was equivalent to an annualized rate of .22% of the Fund's average daily net assets.

Distribution Agreement. Pursuant to a distribution services agreement, Kemper Distributors, Inc. ("KDI") serves as distributor, administrator and principal underwriter to the Fund. For distribution services, the Fund pays KDI an annual fee of .33% of average daily net assets of the Fund. KDI has related administration services agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms at an annual rate ranging from .15% to .33% of the average daily net assets of those accounts that they maintain and service. During the year ended September 30, 2000, the Fund incurred a distribution services fee of $1,977,382, of which $276,113 is unpaid at September 30, 2000.

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $673,350 for the year ended September 30, 2000, of which $151,072 is unpaid at September 30, 2000.

Officers and Trustees. Certain officers or trustees of the Fund are also officers or trustees of Scudder Kemper. During the year ended September 30, 2000, the Fund made no payments to its officers and incurred trustees' fees of $20,130 to independent trustees.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended September 30, 2000, the Fund's custodian and transfer agent fees were reduced by $5,939 and $4,844, respectively.

4. Line of Credit

The Fund and several Kemper funds (the "Participants") share in a $750 million revolving credit facility with Chase Manhattan Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Report of Independent Auditors

The Board of Trustees and Shareholders
Tax-Exempt California Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Exempt California Money Market Fund as of September 30, 2000, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt California Money Market Fund at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1996, in conformity with accounting principles generally accepted in the United States.


                                                            /s/Ernst & Young LLP

Chicago, Illinois
November 3, 2000